Advance to Suppliers (Details) - Schedule of Allowance for Doubtful Accounts ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of the year	¥ (8,366)	$ (1,153)
Additional allowance for credit losses charged to expense	(433)	(60)	(8,366)
Balance at the end of the year	¥ (8,799)	$ (1,213)	¥ (8,366)